UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 1.13%, 7/30/12	$7,000	$7,032,144
Fannie Mae Discount Notes (a):
0.10%, 2/13/12	30,000	29,999,000
0.10%, 2/16/12	25,000	24,998,958
0.10%, 3/01/12	20,000	19,998,389
0.15%, 3/01/12	25,000	24,996,979
0.07%, 5/21/12	50,000	49,990,069
0.14%, 7/16/12	12,000	11,992,253
0.15%, 7/16/12	20,000	19,986,167
0.23%, 7/16/12	13,500	13,485,682
0.14%, 8/01/12	25,000	24,982,306
0.19%, 10/01/12	20,000	19,974,350
Fannie Mae Variable Rate Notes (b):
0.31%, 12/20/12	10,000	10,004,503
0.26%, 1/10/13	25,000	24,995,254
0.38%, 5/17/13	10,000	9,996,020
0.27%, 11/08/13	10,000	9,994,636
Federal Farm Credit Bank, 0.40%, 11/02/12	21,150	21,186,849
Federal Farm Credit Bank Discount Notes (a):
0.05%, 4/02/12	10,000	9,999,153
0.13%, 11/13/12	15,000	14,984,508
0.16%, 11/21/12	8,000	7,989,547
Federal Farm Credit Bank Variable Rate Notes (b):
0.25%, 4/26/12	10,000	9,999,293
0.51%, 1/25/13	10,650	10,650,528
0.29%, 11/27/13	20,000	20,000,000
Federal Home Loan Bank Bonds:
0.12%, 2/06/12	100,000	99,999,370
0.13%, 2/15/12	85,000	84,999,240
0.12%, 2/27/12	50,000	49,998,821
0.12%, 2/27/12	60,000	59,998,461
0.12%, 2/27/12	15,000	14,999,272
0.13%, 3/30/12	15,000	14,999,486
0.13%, 5/10/12	11,000	10,997,990
0.15%, 5/25/12	10,000	9,998,664
0.10%, 6/08/12	20,000	19,997,404
0.25%, 7/16/12	20,000	20,008,939
0.15%, 7/30/12	50,000	49,991,979
0.25%, 8/17/12	40,000	40,005,669
0.11%, 8/20/12	25,000	24,992,458
0.22%, 8/23/12	25,000	25,012,236
0.20%, 11/07/12	15,000	14,999,616
0.22%, 11/07/12	40,625	40,641,218
0.18%, 11/14/12	30,400	30,402,927
0.21%, 11/16/12	20,000	20,002,600
1.63%, 11/21/12	39,110	39,567,670
0.20%, 12/06/12	18,000	18,004,146
0.17%, 2/01/13 (c)	10,000	9,997,696
0.18%, 2/01/13 (c)	25,000	24,998,000
Federal Home Loan Bank Discount Notes (a):
0.11%, 4/23/12	25,000	24,996,776
0.15%, 5/01/12	40,000	39,999,799

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes (a) (concluded):
0.12%, 5/17/12	$10,000	$9,997,596
0.17%, 7/16/12	15,000	14,999,170
0.17%, 2/06/13 (c)	10,000	9,998,200
Federal Home Loan Bank Variable Rate Note, 0.23%, 11/26/12 (b)	30,000	29,993,869
Freddie Mac Discount Notes (a):
0.10%, 2/16/12	20,000	19,999,167
0.10%, 2/23/12	15,000	14,999,083
0.14%, 3/20/12	50,000	49,990,667
Freddie Mac Variable Rate Notes (b):
0.27%, 4/03/12	50,000	49,996,554
0.28%, 5/11/12	50,000	49,993,153
0.26%, 8/10/12	20,000	19,999,066
0.26%, 1/24/13	50,000	49,980,244
0.24%, 3/21/13	15,000	14,993,131
0.32%, 9/03/13	30,000	29,990,381
0.24%, 9/13/13	50,000	49,951,008
Tennessee Valley Authority, 6.79%, 5/23/12	15,000	15,310,611
Total US Government Sponsored Agency Obligations – 50.6%		1,617,038,925

US Treasury Obligations
US Treasury Bill, 0.26%, 3/08/12 (a)	25,000	24,993,500
Total US Treasury Obligations – 0.8%		24,993,500

Repurchase Agreements
Barclays Capital, Inc., 0.18%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $80,550,403, collateralized by a US Treasury Note, 2.38% due 2/28/15, par and fair values of $76,586,000 and $82,161,065, respectively)	80,550	80,550,000
Citigroup Global Markets, Inc., 0.23%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $75,000,479, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 5.00% due 12/01/26 - 6/15/40, par and fair values of $78,449,220 and $76,971,373, respectively)	75,000	75,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities, (USA), LLC, 0.19%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $99,354,524, collateralized by a US Treasury Note, 3.63% due 8/15/19, par and fair values of $85,900,000 and $101,342,888, respectively)	$99,354	$99,354,000
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,306, collateralized by various US Government Sponsored Agency Obligations, 0.25% - 4.375% due 6/29/12 - 6/28/13, par and fair values of $48,465,000 and $51,004,787, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.24%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $317,002,113, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 7.00% due 11/25/22 - 1/25/49, par and fair values of $1,053,137,102 and $336,847,703, respectively)	317,000	317,000,000
Goldman Sachs & Co., 0.14%, 2/01/12 (Purchased on 1/25/12 to be repurchased at $100,002,722, collateralized by various US Government Sponsored Agency Obligations, 4.00% - 4.50% due 8/01/39 - 11/01/41, par and fair values of $132,446,124 and $103,000,000, respectively)	100,000	100,000,000
Goldman Sachs & Co., 0.21%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,292, collateralized by various US Government Sponsored Agency Obligations, 1.25% - 4.50% due 8/25/16 - 11/30/26, par and fair values of $49,698,000 and $51,000,038, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.17%, 2/07/12 (Purchased on 1/31/12 to be repurchased at $150,004,958, collateralized by various US Government Sponsored Agency Obligations, 4.50% - 5.00% due 3/01/41 - 6/01/41, par and fair values of $152,600,227 and $154,500,001, respectively)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.18%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $17,000,085, collateralized by a US Treasury Bond, 4.25% due 11/15/40, par and fair values of $13,720,000 and $17,346,201, respectively)	$17,000	$17,000,000
HSBC Securities (USA), Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $100,000,611, collateralized by various US Government Sponsored Agency Obligations, 4.00% - 5.00% due 5/20/40 - 10/15/40, par and fair values of $110,195,000 and $102,001,006, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.18%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,250, collateralized by a US Treasury Note, 3.13% due 5/15/21, par and fair values of $45,250,000 and $51,000,395, respectively)	50,000	50,000,000
Merrill Lynch, 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,306, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.36% due 12/20/30 - 10/20/61, par and fair values of $630,472,369 and $53,500,000, respectively)	50,000	50,000,000
Morgan Stanley & Co., Inc., 0.20%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $197,856,099, collateralized by a US Treasury Note, 0.75% due 6/15/14, par and fair values of $199,239,400 and $201,812,201, respectively)	197,855	197,855,000
Morgan Stanley & Co., Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by various US Government Sponsored Agency Obligations, 3.43% - 4.50% due 6/01/31 - 11/01/40, par and fair values of $62,698,333 and $51,500,001, respectively)	50,000	50,000,000
RBS Securities, Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 4.50% due 12/01/26 - 8/01/41, par and fair values of $48,842,034 and $51,500,311, respectively)	50,000	50,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	2

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by a US Government Sponsored Agency Obligation, 4.00% due 11/01/41, par and fair values of $48,957,006 and $51,500,001, respectively)	$50,000	$50,000,000
Total Repurchase Agreements – 46.5%		1,486,759,000
Total Investments (Cost - $3,128,791,425*) – 97.9%		3,128,791,425
Other Assets Less Liabilities – 2.1%		66,883,035
Net Assets – 100.0%		$3,195,674,460

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Daiwa	$24,998,000	—
Nomura Securities, Inc.	$9,997,696	—
Morgan Stanley	$9,998,200	—

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,128,791,425	—	$3,128,791,425

1	See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	3

Schedule of Investments January 31, 2012 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$2,929,887,695
Total Investments (Cost – $2,929,887,695) – 99.4%	2,929,887,695
Other Assets Less Liabilities – 0.6%	17,319,799
Net Assets – 100.0%	$2,947,207,494

FFI Institutional Fund (the “Fund”)seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,929,887,695 and 44.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$3,088,005,985
Total Investments (Cost - $3,088,005,985) – 99.9%	3,088,005,985
Other Assets Less Liabilities– 0.1%	2,963,836
Net Assets – 100.0%	$3,090,969,821

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,088,005,985 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$9,245,544,479
Total Investments (Cost - $9,245,544,479) – 99.4%	9,245,544,479
Other Assets Less Liabilities– 0.6%	59,378,095
Net Assets – 100.0%	$9,304,922,574

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $9,245,544,479 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$3,734,069,059
Total Investments (Cost – $3,734,069,059) – 100.0%	3,734,069,059
Liabilities in Excess of Other Assets – (0.0)%	(787,872)
Net Assets – 100.0%	$3,733,281,187

FFI Select Institutional Fund (the “Fund”)seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,734,069,059 and 56.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.01% - 0.03%, 2/02/12	$295,000	$294,999,872
0.01%, 2/09/12	505,000	504,999,439
0.01% - 0.02%, 2/16/12	545,000	544,996,603
0.02% - 0.05%, 2/23/12	585,441	585,432,455
0.02% - 0.05%, 3/01/12	395,767	395,754,597
0.01% - 0.07%, 3/08/12	100,000	99,996,125
0.01% - 0.05%, 3/15/12	265,125	265,117,165
0.01%, 3/22/12	200,000	199,998,611
0.03%, 4/05/12	300,000	299,986,667
0.02%, 4/12/12	250,000	249,990,139
0.03%, 4/19/12	160,000	159,989,600
0.02% - 0.06%, 5/03/12	132,277	132,259,846
0.08%, 8/02/12	75,000	74,969,231
0.10%, 8/23/12	5,000	4,997,308
US Treasury Notes:
0.88%, 2/29/12	139,500	139,587,924
1.00%, 3/31/12	35,000	35,054,966
1.00%, 4/30/12	40,000	40,087,245
1.38%, 5/15/12	15,000	15,047,920
4.13%, 8/31/12	10,000	10,229,524
3.88%, 10/31/12	75,000	77,092,822
Total Investments (Cost - $4,130,588,059*) 116.2%		4,130,588,059
Liabilities in Excess of Other Assets – (16.2)%		(574,867,781)
Net Assets – 100.0%		$3,555,720,278

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,130,588,059	—	$4,130,588,059

1 See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 35.7%
Bank of Montreal, Chicago:
0.12%, 2/27/12	$50,000	$50,000,000
0.20%, 2/01/12	50,000	50,000,000
0.10%, 2/02/12	125,000	125,000,000
Bank of Nova Scotia, Houston, 0.48%, 6/26/12	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.45%, 4/11/12	125,000	125,000,000
Credit Suisse, NY, 0.53%, 4/10/12	85,000	85,000,000
Lloyd’s TSB Bank Plc, NY, 0.70%, 2/14/12 (b)	124,145	124,145,000
Mizuho Corporate Bank Ltd., NY:
0.20%, 2/13/12	80,000	80,000,000
0.20%, 2/17/12	175,000	175,000,000
National Australia Bank, NY:
0.47%, 5/18/12 (c)	200,000	200,000,000
0.39%, 2/10/12 (c)	59,000	59,000,000
0.49%, 6/18/12	32,500	32,500,000
Nordea Bank Finland Plc, NY:
0.42%, 2/13/12	40,000	40,000,000
0.46%, 4/09/12	50,000	50,000,000
Norinchukin Bank, NY:
0.18%, 2/01/12	100,000	100,000,000
0.18%, 2/07/12	150,000	150,000,000
Rabobank Nederland NV, NY:
0.43%, 3/01/12	75,000	75,000,000
0.47%, 4/23/12	62,000	62,000,000
Royal Bank of Canada, NY (c):
0.52%, 2/29/12	110,000	110,000,000
0.59%, 4/10/12	100,000	100,000,000
0.47%, 5/16/12	50,000	50,000,000
Sumitomo Trust & Banking Co. Ltd., NY, 0.25%, 2/16/12	200,000	200,000,000
Svenska Handelsbanken, NY:
0.45%, 5/16/12	45,000	45,000,000
0.51%, 3/29/12	26,015	26,015,206
Toronto-Dominion Bank, NY:
0.20%, 4/27/12	150,000	150,000,000
0.37%, 4/17/12	82,500	82,500,000
Total Certificates of Deposit – 35.7%		2,381,160,206

Commercial Paper
Antalis US Funding Corp., 0.60%, 2/28/12 (d)	34,000	33,984,700
Atlantis One Funding Corp., 0.28%, 2/13/12 (d)	180,000	179,983,200
Barton Capital LLC, 0.45%, 3/01/12 (d)	53,000	52,980,787
Chariot Funding LLC (d):
0.14%, 2/21/12	175,000	174,986,389
0.32%, 7/02/12	75,000	74,898,667
Commonwealth Bank of Australia, 0.50%, 7/06/12 (d)	67,500	67,353,750

Commercial Paper	Par (000)	Value
Credit Suisse, NY, 0.47%, 2/21/12 (d)	$66,500	$66,482,636
DNB NOR Bank ASA, 0.53%, 4/12/12 (d)	100,000	99,895,472
Grampian Funding LLC, 0.25%, 2/15/12 (d)	170,000	169,983,472
Kells Funding LLC (c):
0.50%, 2/15/12	59,000	59,000,000
0.57%, 3/08/12	65,000	65,000,000
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	50,000	50,000,000
National Australia Funding, 0.47%, 7/03/12 (d)	25,000	24,950,063
Nieuw Amsterdam Receivables Corp., 0.23%, 2/14/12 (d)	22,457	22,455,135
Nordea North America, Inc., 0.40%, 5/23/12 (d)	32,000	31,960,178
RBS Holdings USA, Inc., 0.25%, 2/27/12 (d)	100,000	99,981,944
Regency Markets No. 1 LLC, 0.22%, 2/27/12 (d)	35,000	34,994,439
Starbird Funding Corp., 0.77%, 2/28/12 (d)	14,500	14,491,626
UBS Finance (Delaware) LLC, 0.48%, 2/13/12 (d)	200,000	199,968,000
Westpac Banking Corp. (d):
0.50%, 7/09/12	40,000	39,911,667
0.50%, 7/09/12	55,000	54,878,542
0.49%, 8/13/12	105,500	105,221,421
Total Commercial Paper – 25.8%		1,723,362,088

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 2/15/13 (c)	120,450	120,450,000
Royal Bank of Scotland Plc, CT, 0.75%, 2/15/12 (b)	46,000	46,000,000
Total Corporate Notes – 2.5%		166,450,000

Time Deposits
Natixis Grand Cayman, 0.22%, 2/01/12	179,495	179,495,000
Total Time Deposits – 2.7%		179,495,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (d)	100,000	99,919,111
Fannie Mae Variable Rate Notes (c): 0.30%, 8/23/12	100,000	99,983,038

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes (c) (concluded):
0.31%, 12/20/12	$74,500	$74,486,655
Federal Home Loan Bank, 0.36%, 9/07/12	65,500	65,500,000
Freddie Mac Discount Notes (d):
0.15%, 2/15/12	58,000	57,996,617
0.13%, 8/14/12	50,000	49,964,792
Freddie Mac Variable Rate Notes (c):
0.28%, 5/11/12	25,000	24,996,577
0.26%, 1/24/13	60,000	59,976,292
0.24%, 9/13/13	113,000	112,889,278
Total US Government Sponsored Agency
Obligations – 9.7%		645,712,360

US Treasury Obligations
US Treasury Notes:
0.88%, 2/29/12	40,000	40,022,608
0.63%, 7/31/12	50,000	50,131,093
4.38%, 8/15/12	40,000	40,917,248
0.38%, 8/31/12	63,000	63,097,149
1.38%, 9/15/12	50,000	50,387,244
4.25%, 9/30/12	70,000	71,908,405
3.38%, 11/30/12	27,000	27,728,584
Total US Treasury Obligations – 5.2%		344,192,331

Repurchase Agreements
Barclay’s Capital, Inc., 0.40%, 2/01/12 (Purchased on 01/31/12 to be repurchased at $85,000,944, collateralized by various Corporate/Debt Obligations, 0.25% - 10.63% due 3/01/13 - 5/15/68, par and fair values of $86,972,780 and $88,994,987, respectively)	85,000	85,000,000
Barclay’s Capital, Inc., 0.68%, 2/29/12 (Purchased on 01/30/12 to be repurchased at $90,051,000, collateralized by various Corporate/Debt Obligations, 0.25% - 10.63% due 3/01/13 - 5/15/68, par and fair values of $92,297,025 and $94,634,996, respectively)	90,000	90,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 01/31/12 to be repurchased at $600,003,667, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.25% due 04/24/12 - 5/15/29, par and fair values of $594,901,000 and $612,000,718, respectively)	$600,000	$600,000,000
HSBC Securities (USA), Inc., 0.22%, 2/01/12 (Purchased on 01/31/12 to be repurchased at $50,000,306, collateralized by various Corporate/Debt Obligations, 2.75% - 13.00% due 2/01/12 - 10/15/41, par and fair values of $47,363,000 and $53,500,358, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.25%, 2/01/12 (Purchased on 01/31/12 to be repurchased at $50,000,347, collateralized by various Corporate/Debt Obligations, 0.77% - 7.00% due 2/15/12 - 5/15/47, par and fair values of $53,574,581 and $53,506,201, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.50%, 2/01/12 (Purchased on 01/31/12 to be repurchased at $45,000,625, collateralized by various Corporate/Debt Obligations, 0.67% - 7.75% due 3/01/12 - 05/15/47, par and fair values of $47,081,881 and $48,153,320, respectively)	45,000	45,000,000
Morgan Stanley & Co. Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $300,002,083, collateralized by US Government Sponsored Agency Obligations, 3.00% - 6.00% due 2/01/22 - 11/01/41, par and fair values of $312,715,018 and $309,000,001, respectively)	300,000	300,000,000
Total Repurchase Agreements – 18.3%		1,220,000,000
Total Investments (Cost - $6,660,371,985*) – 99.9%		6,660,371,985
Other Assets Less Liabilities – 0.1%		3,581,652
Net Assets – 100.0%		$6,663,953,637

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	2

Schedule of Investments (concluded)	Master Institutional Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,660,371,985	—	$6,660,371,985

[1] See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	3

Schedule of Investments January 31, 2012 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.3%
Auburn University, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	$7,170	$7,170,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (b):
Series A, 0.05%, 2/01/12	45,850	45,850,000
Series B, 0.05%, 2/01/12	15,500	15,500,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.12%, 2/07/12 (b)	32,515	32,515,000
		101,035,000
Arizona — 1.6%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.08%, 2/07/12 (b)	10,000	10,000,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b)(c):
Series 2006-0141, 0.08%, 2/07/12	14,000	14,000,000
Series 2009-0041, 0.08%, 2/07/12	24,790	24,790,000
		48,790,000
Arkansas — 1.2%
Arkansas Development Finance Authority, RB, VRDN, Mortgage- Backed Securities Program, Series E, AMT (Ginnie Mae), (Fannie Mae), (State Street Bank & Trust Co. SBPA), 0.15%, 2/07/12 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae), (Fannie Mae), (State Street Bank & Trust Co. SBPA), 0.15%, 2/07/12 (b)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.12%, 2/07/12 (b)	16,800	16,800,000
		35,950,000
California — 6.0%
City of Los Angeles California, RB, TRAN:
2.50%, 2/29/12	7,900	7,913,320
2.50%, 3/30/12	5,000	5,017,334
2.50%, 4/30/12	13,800	13,872,560

Municipal Bonds	Par (000)	Value
California (concluded)
City of San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923 (AGM), (JPMorgan Chase Bank Liquidity Facility), 0.18%, 2/07/12 (a)(b)(c)	$5,400	$5,400,000
County of Los Angeles California, GO, TRAN:
Series A, 2.50%, 2/29/12	8,200	8,213,587
Series C, 2.50%, 6/29/12	10,600	10,690,252
County of Los Angeles California, RB, TRAN, Series B, 2.50%, 3/30/12	19,100	19,165,291
County of Riverside, GO, TRAN, 2.00%, 6/29/12	6,700	6,745,664
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.18%, 2/07/12 (a)(b)(c)	9,590	9,590,000
RBC Municipal Products Inc. Trust, RB, FLOATS, Series E-24 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.12%, 4/02/12 (a)(b)	11,500	11,500,000
South Coast Local Education Agencies, Pooled TRAN, Series B, 2.00%, 5/15/12	7,900	7,935,865
State of California, RAN, Series A2, 2.00%, 6/26/12	79,000	79,511,226
		185,555,099
Colorado — 3.8%
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.06%, 2/01/12 (b)	20,795	20,795,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.13%, 2/07/12 (a)(b)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.13%, 2/07/12 (b)	4,100	4,100,000
University of Colorado Hospital Authority, RB, VRDN (b):
Series A (JPMorgan Chase Bank LOC), 0.07%, 2/07/12	14,730	14,730,000
Series A (Wells Fargo Bank NA LOC), 0.05%, 2/07/12	22,955	22,955,000
Series B, 0.06%, 2/07/12	19,875	19,875,000
		117,695,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 0.4%
Connecticut Housing Finance Authority, RB, VRDN, Sub-Series A-1, 0.30%, 7/25/12 (b)	$10,800	$10,800,000
District of Columbia — 1.2%
District of Columbia, Refunding RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC), (Citibank NA Liquidity Facility), 0.09%, 2/07/12 (a)(c)	15,515	15,515,000
The American University (Bank of America NA LOC), 0.06%, 2/01/12	20,000	20,000,000
		35,515,000
Florida — 3.8%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.07%, 2/07/12 (b)	6,000	6,000,000
Brevard County Housing Finance Authority, RB, VRDN, Wickham Club Apartments, Series A (Fannie Mae), 0.11%, 2/07/12 (b)	2,600	2,600,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.07%, 2/07/12 (b)	7,295	7,295,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.13%, 2/07/12 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	13,170	13,170,000
Florida Ports Financing Commission, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 62C (Wells Fargo Bank NA Liquidity Facility), 0.13%, 2/07/12 (a)(b)(c)	4,415	4,415,000
Jacksonville Electric Authority Florida, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	21,975	21,975,000
Jacksonville Health Facilities Authority, RB, VRDN, Series C (Wells Fargo Bank NA LOC), 0.06%, 2/01/12 (b)	1,600	1,600,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.06%, 2/01/12 (b)	10,715	10,715,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami-Dade County, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.07%, 2/07/12 (b)	$4,500	$4,500,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital (b):
Series A (Northern Trust Co. LOC), 0.05%, 2/01/12	29,450	29,450,000
Series B (JPMorgan Chase Bank LOC), 0.06%, 2/01/12	7,600	7,600,000
		117,820,000
Georgia — 2.1%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac),(Freddie Mac Liquidity Facility), 0.13%, 2/07/12 (b)	7,000	7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.16%, 2/07/12 (b)	7,730	7,730,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.08%, 2/07/12 (b)	5,000	5,000,000
Richmond County Development Authority, RB, VRDN, MCG Health Inc. Project, Series B (Bank of America NA LOC), 0.08%, 2/07/12 (b)	44,910	44,910,000
		64,640,000
Hawaii — 0.8%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.10%, 2/07/12 (a)(b)(c)	25,635	25,635,000
Illinois — 1.0%
City of Chicago Illinois, RB, VRDN, Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.33%, 2/07/12 (b)	1,600	1,600,000
Illinois Finance Authority, RB, VRDN (b):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.13%, 2/07/12	6,510	6,510,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.18%, 2/07/12	785	785,000
University of Chicago Medical Center, Series D-2 (Bank of America NA LOC), 0.08%, 2/01/12	14,000	14,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
IIIinois (concluded)
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 0.07%, 2/07/12 (b)	$8,200	$8,200,000
		31,095,000
Indiana — 1.5%
City of Lawrenceburg, RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.08%, 2/07/12 (b)	6,000	6,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris NA LOC), 0.16%, 2/07/12 (b)	5,670	5,670,000
County of Whitley Indiana, RB, VRDN, Micropulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.22%, 2/07/12 (b)	515	515,000
Indiana Finance Authority, RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.05%, 2/07/12 (b)	15,000	15,000,000
Indiana Finance Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae), (Fannie Mae), (JPMorgan Chase Bank Liquidity Facility), 0.16%, 2/07/12 (a)(b)(c)	10,225	10,225,000
		47,410,000
Kansas — 0.4%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.13%, 2/07/12 (b)	2,255	2,255,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae), (JPMorgan Chase Bank SBPA), 0.14%, 2/07/12 (a)(b)(c)	4,390	4,390,000
Kansas Development Finance Authority, RB, VRDN, KU Health System, Series J (US Bank NA LOC), 0.07%, 2/01/12 (b)	7,000	7,000,000
		13,645,000

Municipal Bonds	Par (000)	Value
Kentucky — 0.3%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC, JPMorgan Chase Bank Liquidity Facility), 0.51%, 2/07/12 (b)	$2,615	$2,615,000
Kentucky Higher Education Student Loan Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 66C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	6,000	6,000,000
		8,615,000
Louisiana — 1.9%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.13%, 2/07/12 (b)	4,500	4,500,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, ConocoPhillips Inc. Project, Series A, 0.04%, 2/07/12 (b)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.25%, 2/07/12	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.25%, 2/07/12	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 0.04%, 2/07/12 (b)	10,000	10,000,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	10,540	10,540,000
		59,940,000
Maine — 0.8%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.13%, 2/07/12 (b)	10,150	10,150,000
Maine Health & Higher Educational Facilities Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 59C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	13,155	13,155,000
		23,305,000
Maryland — 1.5%
County of Montgomery Maryland, RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.08%, 2/07/12 (b)	27,600	27,600,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
County of Washington Maryland, RB, VRDN (b):
Conservit Inc. Facility (Manufacturers & Traders LOC), 0.23%, 2/07/12	$3,685	$3,685,000
Homewood Williamsport Facility (M&T Bank LOC), 0.13%, 2/07/12	6,730	6,730,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.23%, 2/07/12 (a)(b)	3,006	3,006,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facility, 0.23%, 2/07/12	1,715	1,715,000
Linemark Printing Project, 0.28%, 2/07/12	4,890	4,890,000
		47,626,000
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B (Bank of America NA SBPA), 0.06%, 2/01/12 (b)	8,900	8,900,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.17%, 8/28/12 (b)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN, Cordis Mills LLC, AMT (Fannie Mae),(Fannie Mae Liquidity Facility), 0.10%, 2/07/12 (b)	750	750,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.17%, 8/28/12 (b)	4,070	4,070,000
		18,270,000
Michigan — 2.9%
Michigan Finance Authority, RB, SAN, Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/20/12	60,000	60,551,646
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.08%, 2/07/12 (b)	8,000	8,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.11%, 2/07/12 (b)(c)	3,700	3,700,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.10%, 2/07/12 (b)	$2,000	$2,000,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.17%, 8/28/12 (b)	6,300	6,300,000
Michigan State Strategic Fund, RB, VRDN, L’Anse Warden Electric Co. LLC (Standard Charter LOC), 0.51%, 2/07/12 (b)	7,200	7,200,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 0.96%, 2/07/12 (b)	2,240	2,240,000
		89,991,646
Minnesota — 0.2%
City of Minneapolis Minnesota, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.15%, 4/02/12 (a)(b)(c)	4,700	4,700,000
Mississippi — 0.8%
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.11%, 2/07/12 (a)(b)	25,270	25,270,000
Missouri — 1.5%
Kansas City Missouri, Refunding RB, VRDN, Roe Bartle, Series E (Sumitomo Mitsui Banking LOC), 0.08%, 2/07/12 (b)	3,500	3,500,000
Missouri State Health & Educational Facilities Authority, RB, VRDN, ROCS II-R-12269 (Citibank NA Liquidity Facility), 0.08%, 2/01/12 (a)(b)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB, Ascension Health Senior Credit, Series C-1, VRDN, 0.06%, 2/07/12 (b)	4,000	4,000,000
Palmyra IDA, RB, VRDN, BASF Corp. LOC Project, AMT, 0.25%, 2/07/12 (b)	8,000	8,000,000
		47,795,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.17%, 2/07/12 (a)(b)(c)	6,210	6,210,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska — 3.8%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.08%, 2/07/12 (b)	$80,136	$80,135,902
City of Lincoln Nebraska, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 2/07/12	23,235	23,235,000
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.13%, 2/07/12 (c)	13,370	13,370,000
		116,740,902
Nevada — 2.2%
County of Clark Nevada Airport, RB, Series A, AMT, 2.00%, 6/19/12	25,700	25,836,101
Director of the State of Nevada Department of Business & Industry, RB, VRDN, Republic Service Inc. Project (Bank of America NA LOC), AMT (b):
0.17%, 2/07/12	13,000	13,000,000
0.17%, 2/07/12	28,000	28,000,000
		66,836,101
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.46%, 2/07/12 (b)	2,640	2,640,000
New Jersey — 1.0%
New Jersey State, Refunding, Series C, 2.00%, 6/21/12	30,000	30,202,100
New Mexico — 0.5%
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada Liquidity Facility), 0.13%, 2/07/12 (b)(c)	14,900	14,900,000
New York — 7.7%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC), (Citibank NA Liquidity Facility), 0.09%, 2/07/12 (b)	7,000	7,000,000
New York City Housing Development Corp., RB, VRDN (b):
ROCS, Series II-R-13100 (Citibank NA Liquidity Facility), 0.10%, 2/07/12 (a)(c)	13,125	13,125,000
Series J-1, Mandatory Put Bonds, 0.35%, 7/13/12 (d)	24,900	24,900,000

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.13%, 2/07/12	$24,565	$24,565,000
ROCS, Series II-R-12309 (AGM), (Citibank NA SBPA), 0.08%, 2/07/12	21,495	21,495,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.08%, 2/07/12 (b)	22,000	22,000,000
New York State Thruway Authority, Series A, BAN, 2.00%, 7/12/12	31,900	32,132,055
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.14%, 2/07/12 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.13%, 2/07/12 (b)(c)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.13%, 2/07/12 (b)	12,390	12,390,000
		238,142,055
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, RB, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	11,195	11,195,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009, 0.18%, 8/28/12 (b)	4,550	4,550,000
County of Mecklenburg, GO, Refunding, 7 Month Window, Series D, 0.18%, 8/28/12 (b)	8,535	8,535,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.07%, 2/07/12 (b)	4,700	4,700,000
		28,980,000
Ohio — 3.5%
Franklin County Hospital, Refunding RB, OhioHealth Corp. Facilities, Series B, 2.00%, 7/02/12 (d)	13,000	13,089,947

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Franklin County Hospital, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	$5,665	$5,665,000
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax- Exempt Trust, Series 2007-0041, Class A (BHAC), (Citibank NA Liquidity Facility), 0.18%, 2/07/12 (b)(c)	36,600	36,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	14,995	14,995,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.06%, 2/01/12 (b)	8,255	8,255,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	20,770	20,770,000
		109,374,947
Oregon — 0.2%
State of Oregon, GO, VRDN, Veterans Welfare, Series 84 (Bank of Tokyo- Mitsabishi UFJ LOC), 0.06%, 2/07/12 (b)	4,700	4,700,000
Pennsylvania — 2.3%
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.11%, 2/07/12 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM), (Wells Fargo Bank NA SBPA), 0.12%, 2/07/12 (b)	37,965	37,965,000
Pennsylvania Turnpike Authority, RBC Municipal Products Inc. Trust, RB, VRDN, Certificates, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.08%, 2/07/12 (a)(b)	15,955	15,955,000
		71,305,000

Municipal Bonds	Par (000)	Value
Rhode Island — 0.5%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.46%, 2/07/12 (b)	$2,580	$2,580,000
State of Rhode Island, GO, TAN, 2.00%, 6/29/12	12,500	12,586,311
		15,166,311
South Carolina — 3.5%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (b):
0.12%, 2/07/12	9,400	9,400,000
Series A, 0.19%, 2/07/12	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.19%, 2/07/12 (b)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN, AMT (b):
Electric City Printing Co. Project (JPMorgan Chase Bank LOC), 0.27%, 7/01/12	2,800	2,800,000
Giant Cement Holding Inc. (Citibank NA LOC), 0.12%, 2/07/12	39,000	39,000,000
South Carolina State Public Service Authority, RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.08%, 2/07/12	13,150	13,150,000
Eclipse Funding Trust, Series 2006- 0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 2/07/12 (a)	24,555	24,555,000
		108,005,000
Tennessee — 6.6%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 2/07/12 (a)(b)(c)	27,395	27,395,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.17%, 8/28/12 (b)	18,600	18,600,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (b):
0.10%, 2/01/12	$46,200	$46,200,000
0.10%, 2/01/12	31,275	31,275,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (b):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.12%, 2/07/12	11,800	11,800,000
Methodist Le Bonheur, Series A (AGM),(US Bank NA SBPA), 0.08%, 2/07/12	30,000	30,000,000
Methodist Le Bonheur, Series B (AGM), (US Bank NA SBPA), 0.08%, 2/07/12	25,000	25,000,000
		203,065,000
Texas — 13.4%
City of Austin Texas, Refunding RB, VRDN (Bank of Tokyo - Mitsubishi LOC, Sumitomo Mitsui Banking LOC), 0.04%, 2/07/12 (b)	10,655	10,655,000
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (AGM), (Citibank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	34,550	34,550,000
County of Harris Texas, Clipper Tax- Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.11%, 2/07/12 (a)(b)	10,360	10,360,000
Dickinson Texas Independent School District, GO, VRDN, Schoolhouse, Series A (JPMorgan Chase Bank LOC), (PSF-GTD), 0.50%, 2/01/12 (b)	2,100	2,100,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital, VRDN (b):
Sub-Series C-1, 0.04%, 2/01/12	40,000	40,000,000
Sub-Series C-2, 0.04%, 2/01/12	42,000	42,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Hermann Health B, (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),0.08%, 2/07/12 (a)(b)	17,000	17,000,000
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC),(Citibank NA Liquidity Facility), 0.09%, 2/07/12 (a)(b)(c)	17,000	17,000,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Transit Authority Sales & Use Tax, RB, Series A (Deutsche Bank LOC), 0.18%, 2/07/12 (a)(b)	$6,660	$6,660,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, VRDN, Certificates, Series 51-C (Wells Fargo Bank NA SBPA), 0.08%, 2/07/12 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 43C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)	19,560	19,560,000
North Texas Tollway Authority, Refunding RB, VRDN, Series A (Morgan Stanley Bank LOC), 0.09%, 2/07/12 (b)	4,700	4,700,000
Port Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (b):
0.25%, 2/07/12	24,500	24,500,000
Multi-Mode, 0.25%, 2/07/12	20,000	20,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.12%, 2/07/12 (b)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.14%, 2/07/12 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.25%, 2/07/12	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.16%, 2/07/12	10,000	10,000,000
Total Petrochemicals Project, 0.16%, 2/07/12	50,000	50,000,000
State of Texas, GO, VRDN, Eagle Tax- Exempt Trust, Series 2007-0090, Class A (Citibank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	29,195	29,195,000
State of Texas, RB, TECP, Series B:
0.20%, 2/21/12	6,000	6,000,000
0.21%, 3/07/12	6,400	6,400,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	6,035	6,035,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.17%, 2/07/12 (b)	2,970	2,970,000
		415,025,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah — 3.3%
City of Murray Utah, RB, IHC Health Services Inc., VRDN (b):
Series C (Northern Trust Co. SBPA), 0.06%, 2/01/12	$19,280	$19,280,000
Series C, 0.04%, 2/01/12	39,680	39,680,000
Series D, 0.04%, 2/01/12	41,600	41,600,000
		100,560,000
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.06%, 2/01/12 (b)	3,135	3,135,000
Virginia — 0.3%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.20%, 8/28/12 (b)	3,500	3,500,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.14%, 2/07/12 (b)	1,600	1,600,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42 (Wells Fargo Bank NA SBPA), 0.13%, 2/07/12 (b)(c)	3,470	3,470,000
		8,570,000
Washington — 3.6%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM), (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 2/07/12 (a)(b)(c)	11,395	11,395,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank Liquidity Facility), 0.10%, 2/07/12 (b)(c)	10,090	10,090,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	20,095	20,095,000
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA), 0.10%, 2/07/12 (a)(b)(c)	11,320	11,320,000

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB,VRDN, Fred Hutchinson Cancer Research Center (b):
(Bank of America NA LOC), 0.08%, 2/01/12	$26,670	$26,670,000
(JPMorgan Chase Bank LOC), 0.08%, 2/07/12	6,030	6,030,000
Washington Health Care Facilities Authority, VRDN, Refunding RB, FLOATS, Series 3007 (Morgan Stanley Bank Liquidity Facility), 0.14%, 2/07/12 (a)(b)(c)	9,000	9,000,000
Washington Higher Education Facilities Authority, Refunding RB, VRDN (Wells Fargo Bank NA LOC) (b):
University Puget Sound Project A, 0.13%, 2/07/12	6,290	6,290,000
University Puget Sound Project Series B, 0.13%, 2/07/12	1,900	1,900,000
		112,520,000
West Virginia — 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series B (Sumitomo Mitsui Banking LOC), 0.08%, 2/07/12 (b)	5,000	5,000,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.10%, 2/07/12 (b)	5,500	5,500,000
		10,500,000
Wisconsin — 6.7%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.17%, 2/07/12 (b)	11,470	11,470,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.13%, 2/07/12 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.22%, 2/06/12	27,000	27,000,000
0.22%, 2/15/12	15,000	15,000,000
State of Wisconsin, TECP:
0.24%, 2/01/12	7,000	7,000,000
0.22%, 2/15/12	57,303	57,303,000
0.23%, 3/06/12	11,500	11,500,000
0.22%, 3/07/12	28,672	28,672,000
0.21%, 3/15/12	9,000	9,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
State of Wisconsin Health & Educational Facilities Authority, Aurora Health Care Inc. (JPMorgan Chase Bank LOC), 0.20%, 7/05/12	$10,000	$10,000,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.18%, 2/07/12 (b)	16,700	16,700,000
		206,695,000
Wyoming — 0.4%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.18%, 2/07/12 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC), Cheyenne Power Co. Project (b):
Series A, 0.12%, 2/07/12	5,000	5,000,000
Series B, 0.12%, 2/07/12	3,500	3,500,000
		13,100,000
Total Investments (Cost - $3,047,470,161*) – 98.7%		3,047,470,161
Other Assets Less Liabilities – 1.3%		40,537,253
Net Assets – 100.0%		$3,088,007,414

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS	Puttable Tax-Exempt Receipts
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,047,470,161	—	$3,047,470,161

[1]	See above Schedule of Investments for values in each state or political subdivision.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	9

Schedule of Investments January 31, 2012 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Bank of Montreal, Chicago:
0.20%, 2/01/12	$50,000	$50,000,000
0.10%, 2/02/12	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.28%, 3/21/12	200,000	200,000,000
0.48%, 6/26/12	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.41%, 2/07/12	75,000	75,000,000
0.45%, 4/11/12	175,000	175,000,000
Deutsche Bank AG, NY, 0.48%, 4/30/12	200,000	200,000,000
Lloyd’s TSB Bank Plc, NY:
0.24%, 2/03/12	200,000	200,000,000
0.70%, 2/14/12 (b)	122,500	122,500,000
Mizuho Corporate Bank Ltd., NY, 0.20%, 2/13/12	200,000	200,000,000
Mizuho Corporate Bank, NY, 0.20%, 2/17/12	200,000	200,000,000
National Australia Bank, NY:
0.39%, 2/10/12 (c)	57,000	57,000,000
0.49%, 6/18/12	47,000	47,000,000
0.40%, 7/18/12	175,000	175,000,000
Nordea Bank Finland Plc, NY:
0.42%, 2/13/12	50,000	50,000,000
0.46%, 4/09/12	119,000	119,000,000
Norinchukin Bank, NY:
0.18%, 2/01/12	200,000	200,000,000
0.18%, 2/07/12	200,000	200,000,000
Rabobank Nederland NV, NY:
0.43%, 3/01/12	166,500	166,500,000
0.47%, 4/23/12	85,000	85,000,000
Royal Bank of Canada, NY (c):
0.52%, 2/29/12	129,250	129,250,000
0.59%, 4/10/12	75,000	75,000,000
0.47%, 5/16/12	162,000	162,000,000
Sumitomo Trust & Banking Co. Ltd., NY:
0.14%, 2/02/12	235,000	235,000,000
0.25%, 2/16/12	100,000	100,000,000
Svenska Handelsbanken, NY:
0.51%, 3/29/12	38,315	38,315,303
0.45%, 4/23/12	253,100	253,117,268
Total Certificates of Deposit – 41.5%		3,839,682,571

Commercial Paper
Amsterdam Funding Corp., 0.28%, 2/01/12 (d)	50,000	50,000,000
Antalis US Funding Corp., 0.60%, 2/28/12 (d)	42,000	41,981,100
Barton Capital LLC, 0.45%, 2/29/12 (d)	71,000	70,975,150
Cancara Asset Securitisation LLC, 0.25%, 2/27/12 (d)	35,000	34,993,681
Commonwealth Bank of Australia, 0.50%, 7/06/12 (d)	57,000	56,876,500

Commercial Paper	Par (000)	Value
Credit Suisse, NY, 0.47%, 2/21/12 (d)	$125,000	$124,967,361
DNB NOR Bank ASA, 0.53%, 4/12/12 (d)	250,000	249,738,681
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	70,000	70,000,000
Kells Funding LLC (c):
0.50%, 2/15/12	71,500	71,500,000
0.57%, 3/08/12	87,000	87,000,000
National Australia Funding, DE, 0.47%, 7/03/12 (d)	80,500	80,339,201
Nordea North America, Inc., 0.40%, 5/23/12 (d)	45,000	44,944,000
RBS Holdings USA, Inc., 0.25%, 2/27/12 (d)	50,000	49,990,972
Regency Markets No. 1 LLC, 0.22%, 2/27/12 (d)	25,000	24,996,028
Sheffield Receivables Corp. (d):
0.35%, 3/14/12	50,000	49,979,583
0.35%, 3/15/12	100,000	99,958,194
Starbird Funding Corp., 0.77%, 2/28/12 (d)	19,000	18,989,028
UBS Finance Delaware LLC (d):
0.48%, 2/13/12	205,000	204,967,200
0.21%, 2/14/12	200,000	199,984,833
Westpac Banking Corp. (d):
0.50%, 7/09/12	156,500	156,154,396
0.49%, 8/13/12	198,000	197,477,170
Total Commercial Paper – 21.5%		1,985,813,078

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 2/15/13 (c)	129,905	129,905,000
Total Corporate Notes – 1.4%		129,905,000

Time Deposits
Natixis Grand Cayman, 0.22%, 2/01/12	244,703	244,703,000
Total Time Deposits – 2.6%		244,703,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (d)	80,000	79,935,289
Fannie Mae Variable Rate Notes (c):
0.27%, 7/26/12	103,000	102,990,080
0.30%, 8/23/12	180,000	179,969,469
0.32%, 9/17/12	75,000	74,990,484

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes (c) (concluded):
0.31%, 12/20/12	$64,000	$63,988,536
Federal Home Loan Bank:
0.13%, 2/13/12	160,000	159,998,773
0.36%, 9/07/12	104,000	104,000,000
Federal Home Loan Bank Discount Notes, 0.10%, 6/20/12 (d)	25,000	24,990,278
Freddie Mac Discount Notes (d):
0.14%, 8/06/12	100,000	99,929,875
0.13%, 8/14/12	55,000	54,961,271
Freddie Mac Variable Rate Notes (c):
0.26%, 1/24/13	50,000	49,980,244
0.24%, 9/13/13	430,000	429,578,670
Total US Government Sponsored
Agency Obligations – 15.4%		1,425,312,969

US Treasury Obligations
US Treasury Notes:
0.88%, 2/29/12	68,000	68,038,433
1.75% - 4.38%, 8/15/12	130,000	132,063,613
0.38%, 8/31/12	31,000	31,047,461
1.38%, 9/15/12	50,000	50,387,245
4.25%, 9/30/12	50,000	51,363,499
3.38%, 11/30/12	37,000	37,998,430
Total US Treasury Obligations – 4.0%		370,898,681

Repurchase Agreements
Citigroup Global Markets, Inc., 0.35%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $150,001,458, collateralized by US Government Sponsored Agency Obligations, 1.27% - 5.00% due 1/15/39 - 1/20/42, par and fair values of $323,096,486 and $160,500,000, respectively)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.75%, 3/16/12 (Purchased on 1/03/12 to be repurchased at $114,583,490 collateralized by US Government Sponsored Agency Obligation and US Treasury Note, 2.00% - 2.50% due 1/15/16 - 8/16/37, par and fair values of $119,143,783 and $121,926,912, respectively) (b)	$114,500	$114,500,000
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $600,003,667, collateralized by US Government Sponsored Agency Obligations, 0.20% - 5.25% due 9/26/12 - 7/17/15, par and fair values of $574,484,000 and $612,000,669, respectively)	600,000	600,000,000
JPMorgan Securities, Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by various Corporate/Debt Obligations, 0.00% - 1.48% due 10/25/34 - 6/15/38, par and fair values of $50,001,403 and $53,501,503, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.50%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $80,001,111, collateralized by various Corporate/Debt Obligations, 0.00% - 11.50% due 10/01/12 - 7/15/36, par and fair values of $80,000,955 and $85,601,021, respectively)	80,000	80,000,000
Morgan Stanley & Co. Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $100,000,694, collateralized by US Government Sponsored Agency Obligations, 3.54% - 5.00% due 10/01/35 - 6/01/41, par and fair values of $162,130,546 and $103,000,000, respectively)	100,000	100,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	2

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $150,001,042, collateralized by various Corporate/Debt Obligations, 0.00% - 0.21% due 2/01/12 - 3/07/12, par and fair values of $150,003,585 and $157,503,762, respectively)	$150,000	$150,000,000
Total Repurchase Agreements – 13.5%		1,244,500,000
Total Investments (Cost - $9,240,815,299*) 99.9%		9,240,815,299
Other Assets Less Liabilities – 0.1%		4,730,556
Net Assets – 100.0%		$9,245,545,855

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$9,240,815,299	—	$9,240,815,299

[1]	See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2012